Prepayments, Deposits and Other Receivables, Net - Schedule of Movement of Allowance for Expected Credit Loss (Details) - USD ($)	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024
Schedule of Movement of Allowance for Expected Credit Loss [Abstract]
Balance at beginning of the year	$ 91,707	$ 35,364
Ending balance	142,722	91,707
Provision	51,763	58,501
Exchange adjustment	$ (748)	$ (2,158)